Fair Value Measurements (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	$ 118,663,377	$ 117,320,973
Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	118,663,377
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account		117,320,973
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	118,663,377
Level 1 | Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	460,000	4,600,000
Level 3 | Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 33,946	$ 251,668